Taxes - Operating taxes and levies - Statement of financial position components (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Value added tax	€ 953	€ 958	€ 874
Other operating taxes and levies	74	87	44
Operating taxes and levies - receivables	1,027	1,045	918
Value added tax	(647)	(616)	(560)
Territorial Economic Contribution, IFER and similar taxes	(94)	(100)	(115)
Spectrum fees	(29)	(40)	(44)
Levies on telecommunication services	(113)	(97)	(100)
Other operating taxes and levies	(439)	(409)	(422)
Operating taxes and levies - payables	(1,322)	(1,262)	(1,241)
Operating taxes and levies - net	€ (295)	€ (217)	€ (323)	€ (425)